Stock Based Compensation - Non-Vested Equity-Based Awards (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Sep. 30, 2024
Stock Options Outstanding
Opening balance	457,542
Granted	20,000	457,542
Ending balance	477,542	457,542
Weighted-Average Grant Price
Opening balance	$ 24.81
Granted	25.33	$ 24.81
Ending balance	$ 24.84	$ 24.81
Weighted-Average Remaining Contractual Term (Years)
Weighted-Average Remaining Contractual Term (Years)	9 years 4 months 24 days	10 years
Aggregate Intrinsic Value	$ 800	$ 97,700
Stock options issued	477,542	457,542	0
Restricted Stock
Outstanding Restricted Shares
Opening balance	6,418,775
Granted		6,418,775
Vested	(24,164)
Forfeited, expired or canceled	(19,827)
Ending balance	6,374,784	6,418,775
Weighted-Average Grant Date Fair Value
Opening balance	$ 15
Granted		$ 15
Vested	15
Forfeited, expired or canceled	15
Ending balance	$ 15	$ 15
Weighted-Average Remaining Contractual Term (Years)
Restricted stock	6,374,784	6,418,775	0